Credit Facility and Commercial Paper (Details 4) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Feb. 02, 2015	Dec. 31, 2014	Dec. 31, 2013	May 04, 2015	Feb. 24, 2015	Feb. 03, 2015
Credit Facility and Commercial Paper [Line Items]
Commercial paper, outstanding		$ 798	$ 225
Northwest Pipeline LLC [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity		500
Northwest Pipeline LLC [Member] | Subsequent Event [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity	500
Maximum ratio of debt to capitalization	65.00%
Transcontinental Gas PipeLine Company, LLC [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity		500
Transcontinental Gas PipeLine Company, LLC [Member] | Subsequent Event [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity	500
Maximum ratio of debt to capitalization	65.00%
Williams Partners L.P. [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity		2,500
Credit facility, loans outstanding		0
Additional amount by which credit facility can be increased		500
Williams Partners L.P. [Member] | Subsequent Event [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity	3,500
Credit facility, loans outstanding				0	1,300
Additional amount by which credit facility can be increased	500
Maximum ratio of debt to EBITDA	5
Maximum ratio of debt to EBITDA after acquisition	5.5
Williams Partners L.P. [Member] | Rate addition to federal funds effective rate [Member] | Subsequent Event [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, basis spread on variable rate	0.50%
Williams Partners L.P. [Member] | Rate addition to London interbank offered rate (LIBOR) [Member] | Subsequent Event [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, basis spread on variable rate	1.00%
Williams Partners L.P. [Member] | Commercial Paper [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity		2,000
Commercial paper, outstanding		798	225
Commercial paper, weighted average interest rate		0.92%	0.42%
Commercial paper, maximum maturity		397 days
Williams Partners L.P. [Member] | Commercial Paper [Member] | Subsequent Event [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity	3,000
Commercial paper, outstanding				536	1,800
Williams Partners L.P. [Member] | Letter of Credit [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity		1,300
Credit facility, letters of credit outstanding		0
Williams Partners L.P. [Member] | Letter of Credit [Member] | Subsequent Event [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity	1,125
Williams Partners L.P. [Member] | Letters Of Credit Under Certain Bilateral Bank Agreements [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, letters of credit outstanding		1
Williams Partners L.P. [Member] | Swing Line Advances [Member] | Subsequent Event [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity	150
Williams Partners L.P. [Member] | Short-term facility [Member] | Subsequent Event [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity						1,500
Access Midstream Partners Lp [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity		1,750
Credit facility, loans outstanding		640
Additional amount by which credit facility can be increased		250
Access Midstream Partners Lp [Member] | Rate addition to federal funds effective rate [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, basis spread on variable rate		0.50%
Access Midstream Partners Lp [Member] | Rate addition to London interbank offered rate (LIBOR) [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, basis spread on variable rate		1.00%
Access Midstream Partners Lp [Member] | Rate plus a margin [Member] | Minimum [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, basis spread on variable rate		0.50%
Access Midstream Partners Lp [Member] | Rate plus a margin [Member] | Maximum [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, basis spread on variable rate		1.50%
Access Midstream Partners Lp [Member] | Eurodollar rate plus a margin [Member] | Minimum [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, basis spread on variable rate		1.50%
Access Midstream Partners Lp [Member] | Eurodollar rate plus a margin [Member] | Maximum [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, basis spread on variable rate		2.50%
Access Midstream Partners Lp [Member] | Leverage-based pricing grid [Member] | Minimum [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, unused capacity commitment fee percentage		0.25%
Access Midstream Partners Lp [Member] | Leverage-based pricing grid [Member] | Maximum [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, unused capacity commitment fee percentage		0.375%
Access Midstream Partners Lp [Member] | Ratings-based pricing grid [Member] | Minimum [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, unused capacity commitment fee percentage		0.15%
Access Midstream Partners Lp [Member] | Ratings-based pricing grid [Member] | Maximum [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, unused capacity commitment fee percentage		0.30%
Access Midstream Partners Lp [Member] | Letter of Credit [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity		200
Credit facility, letters of credit outstanding		2
Access Midstream Partners Lp [Member] | Swing Line Advances [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity		100
Credit facility, loans outstanding		$ 0